Shareholder Report		12 Months Ended
	Jan. 01, 2025	Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Entity Central Index Key		0000736913
Entity Investment Company Type		N-1A
Document Period End Date		Dec. 31, 2025
C000022323
Shareholder Report [Line Items]
Fund Name		Mid Cap Growth Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.nb.com/amt. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.nb.com/amt
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$91	0.89%

Expenses Paid, Amount		$ 91
Expense Ratio, Percent		0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Overall, the Fund's strategy did a reasonably good job of navigating an unpredictable rollercoaster ride of sentiment as the market offered up multiple distinct mini regimes, each requiring tactical adjustments to either avoid headwinds, capitalize on opportunities or address rapidly evolving risks. Drilling down, 2025 was largely defined by a handful of secular growth trends, most notably the advancement of AI. Sustained strong demand and solid fundamentals from our AI exposure powered the Fund's returns until a broad pullback late in the period. The Fund posted a positive return but lagged the Russell Midcap® Growth Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in companies focused on computing power, infrastructure and application monetization related to AI

  Company specific issues with investments in the Consumer Discretionary, Health Care and Industrials sectors and a period-ending risk-off shift that pressured many of the period’s early winners

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class I $28,303	Russell 3000® Index $38,012	Russell Midcap® Growth Index $32,448	Russell Midcap® Index $28,420
12/31/15	$10,000	$10,000	$10,000	$10,000
12/31/16	$10,440	$11,274	$10,733	$11,380
12/31/17	$13,079	$13,656	$13,445	$13,487
12/31/18	$12,242	$12,940	$12,806	$12,265
12/31/19	$16,251	$16,954	$17,348	$16,012
12/31/20	$22,748	$20,495	$23,522	$18,750
12/31/21	$25,703	$25,754	$26,516	$22,984
12/31/22	$18,318	$20,808	$19,431	$19,004
12/31/23	$21,642	$26,209	$24,457	$22,278
12/31/24	$26,840	$32,448	$29,863	$25,697
12/31/25	$28,303	$38,012	$32,448	$28,420

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class I	5.45%	4.47%	10.96%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%
Russell Midcap® Index	10.60%	8.67%	11.01%

No Deduction of Taxes [Text Block]		The graph and table do not reflect any fees and expenses charged by your insurance company under your variable annuity and variable life insurance contracts or by your qualified pension and other retirement plans whose proceeds are invested in the Fund. If such fees and expenses were reflected, returns would be less than those shown.
AssetsNet		$ 534,792,341
Holdings Count | Holding		68
Advisory Fees Paid, Amount		$ 2,816,976
InvestmentCompanyPortfolioTurnover		159.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$534,792,341
Number of Portfolio Holdings	68
Portfolio Turnover Rate	159%
Total Investment Advisory Fees Paid	$2,816,976

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Consumer Discretionary	21.3%
Industrials	21.2%
Information Technology	16.9%
Health Care	14.3%
Financials	11.0%
Communication Services	6.4%
Utilities	2.5%
Consumer Staples	1.9%
Energy	1.2%
Short-Term Investments	3.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Hilton Worldwide Holdings, Inc.	3.4%
Howmet Aerospace, Inc.	3.3%
Cloudflare, Inc. Class A	3.3%
Reddit, Inc. Class A	3.0%
Monolithic Power Systems, Inc.	3.0%
Carvana Co.	2.9%
Royal Caribbean Cruises Ltd.	2.9%
Cencora, Inc.	2.9%
Vistra Corp.	2.5%
Robinhood Markets, Inc. Class A	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000022324
Shareholder Report [Line Items]
Fund Name		Mid Cap Growth Portfolio
Class Name		Class S
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.nb.com/amt. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.nb.com/amt
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$113	1.10%

Expenses Paid, Amount		$ 113
Expense Ratio, Percent		1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Overall, the Fund's strategy did a reasonably good job of navigating an unpredictable rollercoaster ride of sentiment as the market offered up multiple distinct mini regimes, each requiring tactical adjustments to either avoid headwinds, capitalize on opportunities or address rapidly evolving risks. Drilling down, 2025 was largely defined by a handful of secular growth trends, most notably the advancement of AI. Sustained strong demand and solid fundamentals from our AI exposure powered the Fund's returns until a broad pullback late in the period. The Fund posted a positive return but lagged the Russell Midcap® Growth Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in companies focused on computing power, infrastructure and application monetization related to AI

  Company specific issues with investments in the Consumer Discretionary, Health Care and Industrials sectors and a period-ending risk-off shift that pressured many of the period’s early winners

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class S $27,658	Russell 3000® Index $38,012	Russell Midcap® Growth Index $32,448	Russell Midcap® Index $28,420
12/31/15	$10,000	$10,000	$10,000	$10,000
12/31/16	$10,416	$11,274	$10,733	$11,380
12/31/17	$12,975	$13,656	$13,445	$13,487
12/31/18	$12,124	$12,940	$12,806	$12,265
12/31/19	$16,062	$16,954	$17,348	$16,012
12/31/20	$22,440	$20,495	$23,522	$18,750
12/31/21	$25,295	$25,754	$26,516	$22,984
12/31/22	$18,003	$20,808	$19,431	$19,004
12/31/23	$21,237	$26,209	$24,457	$22,278
12/31/24	$26,283	$32,448	$29,863	$25,697
12/31/25	$27,658	$38,012	$32,448	$28,420

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class S	5.23%	4.27%	10.71%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%
Russell Midcap® Index	10.60%	8.67%	11.01%

No Deduction of Taxes [Text Block]		The graph and table do not reflect any fees and expenses charged by your insurance company under your variable annuity and variable life insurance contracts or by your qualified pension and other retirement plans whose proceeds are invested in the Fund. If such fees and expenses were reflected, returns would be less than those shown.
AssetsNet		$ 534,792,341
Holdings Count | Holding		68
Advisory Fees Paid, Amount		$ 2,816,976
InvestmentCompanyPortfolioTurnover		159.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$534,792,341
Number of Portfolio Holdings	68
Portfolio Turnover Rate	159%
Total Investment Advisory Fees Paid	$2,816,976

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Consumer Discretionary	21.3%
Industrials	21.2%
Information Technology	16.9%
Health Care	14.3%
Financials	11.0%
Communication Services	6.4%
Utilities	2.5%
Consumer Staples	1.9%
Energy	1.2%
Short-Term Investments	3.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Hilton Worldwide Holdings, Inc.	3.4%
Howmet Aerospace, Inc.	3.3%
Cloudflare, Inc. Class A	3.3%
Reddit, Inc. Class A	3.0%
Monolithic Power Systems, Inc.	3.0%
Carvana Co.	2.9%
Royal Caribbean Cruises Ltd.	2.9%
Cencora, Inc.	2.9%
Vistra Corp.	2.5%
Robinhood Markets, Inc. Class A	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000022322
Shareholder Report [Line Items]
Fund Name		Short Duration Bond Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.nb.com/amt. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.nb.com/amt
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$96	0.93%

Expenses Paid, Amount		$ 96
Expense Ratio, Percent		0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund outperformed the Bloomberg 1-3 Year U.S. Government/Credit Bond Index for the year ended December 31, 2025. Strong investor demand, supportive corporate fundamentals and U.S. Federal Reserve interest rate cuts were all tailwinds for the Fund. Against this backdrop, the leading contributor to performance was our securitized exposure, led by Mortgage-Credit and Agency Mortgages. Allocations to investment-grade and non-investment grade Corporate Bonds, as well as Bank Loans, were also beneficial. Duration and yield curve positioning were largely neutral for returns. There were no meaningful detractors from relative performance over the year.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Securitized exposure

  Investment-grade and non-investment grade Corporate Bonds

  Bank Loans

  No meaningful detractors

  Swap contracts

  Futures contracts

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class I $12,555	Bloomberg U.S. Aggregate Bond Index $12,199	Bloomberg 1-3 Year U.S. Government/Credit Bond Index $12,297
12/31/15	$10,000	$10,000	$10,000
12/31/16	$10,122	$10,265	$10,128
12/31/17	$10,212	$10,628	$10,214
12/31/18	$10,316	$10,630	$10,377
12/31/19	$10,697	$11,556	$10,795
12/31/20	$11,067	$12,424	$11,155
12/31/21	$11,149	$12,232	$11,102
12/31/22	$10,570	$10,641	$10,693
12/31/23	$11,194	$11,229	$11,186
12/31/24	$11,877	$11,369	$11,673
12/31/25	$12,555	$12,199	$12,297

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class I	5.71%	2.56%	2.30%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index	5.35%	1.97%	2.09%

No Deduction of Taxes [Text Block]		The graph and table do not reflect any fees and expenses charged by your insurance company under your variable annuity and variable life insurance contracts or by your qualified pension and other retirement plans whose proceeds are invested in the Fund. If such fees and expenses were reflected, returns would be less than those shown.
AssetsNet		$ 79,303,158
Holdings Count | Holding		402
Advisory Fees Paid, Amount		$ 134,030
InvestmentCompanyPortfolioTurnover		62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$79,303,158
Number of Portfolio Holdings	402
Portfolio Turnover Rate	62%
Total Investment Advisory Fees Paid	$134,030

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Corporate Bonds	37.4%
Mortgage-Backed Securities	30.1%
Asset-Backed Securities	22.9%
Loan Assignments	2.4%
Short-Term Investments	6.1%
Other Assets Less Liabilities	1.1%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	6.1%
Federal Home Loan Mortgage Corp.	5.1%
Federal National Mortgage Association	4.1%
Federal National Mortgage Association Connecticut Avenue Securities	3.8%
Trestles CLO Ltd.	3.1%
RR 29 Ltd.	2.4%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	1.9%
Bank of America Corp.	1.8%
Citigroup, Inc.	1.7%
BX Trust	1.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000022326
Shareholder Report [Line Items]
Fund Name		Mid Cap Intrinsic Value Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.nb.com/amt. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.nb.com/amt
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$111	1.05%

Expenses Paid, Amount		$ 111
Expense Ratio, Percent		1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

In 2025, strong returns from companies benefiting from the AI investment wave were also accompanied by a significant recovery in several investments that until 2025 had been rather disappointing. The Fund posted a double-digit return, outperforming the Russell Midcap® Value Index (the Index). Mindful of past booms when large capital investment periods peaked, we harvested some of our gains from AI beneficiaries. The laggards in the Fund were an eclectic group of companies – perceived AI victims, those adversely impacted by the U.S. government shutdown and Ozempic (GLP-1) casualties.

Performance Attribution

Top Contributors

Top Detractors

  Overweight in the IT sector versus the Index

  Investments in Consumer Discretionary, Real Estate and Utilities

  Underweight in Financials versus the Index

  Investments in Industrials and IT

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class I $21,094	Russell 3000® Index $38,012	Russell Midcap® Value Index $25,421	Russell Midcap® Index $28,420
12/31/15	$10,000	$10,000	$10,000	$10,000
12/31/16	$11,617	$11,274	$12,000	$11,380
12/31/17	$13,561	$13,656	$13,601	$13,487
12/31/18	$11,489	$12,940	$11,930	$12,265
12/31/19	$13,413	$16,954	$15,158	$16,012
12/31/20	$13,062	$20,495	$15,910	$18,750
12/31/21	$17,346	$25,754	$20,419	$22,984
12/31/22	$15,654	$20,808	$17,962	$19,004
12/31/23	$17,376	$26,209	$20,246	$22,278
12/31/24	$18,908	$32,448	$22,892	$25,697
12/31/25	$21,094	$38,012	$25,421	$28,420

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class I	11.56%	10.06%	7.75%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Value Index	11.05%	9.83%	9.78%
Russell Midcap® Index	10.60%	8.67%	11.01%

No Deduction of Taxes [Text Block]		The graph and table do not reflect any fees and expenses charged by your insurance company under your variable annuity and variable life insurance contracts or by your qualified pension and other retirement plans whose proceeds are invested in the Fund. If such fees and expenses were reflected, returns would be less than those shown.
AssetsNet		$ 102,194,266
Holdings Count | Holding		77
Advisory Fees Paid, Amount		$ 621,860
InvestmentCompanyPortfolioTurnover		19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$102,194,266
Number of Portfolio Holdings	77
Portfolio Turnover Rate	19%
Total Investment Advisory Fees Paid	$621,860

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.2%
Industrials	20.4%
Consumer Discretionary	10.7%
Financials	9.0%
Utilities	7.2%
Health Care	6.3%
Energy	6.1%
Materials	4.8%
Real Estate	4.7%
Consumer Staples	2.6%
Communication Services	1.7%
Short-Term Investments	0.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Coherent Corp.	2.6%
CenterPoint Energy, Inc.	2.5%
Ciena Corp.	2.4%
AerCap Holdings NV	2.4%
Aptiv PLC	2.3%
Hewlett Packard Enterprise Co.	2.3%
L3Harris Technologies, Inc.	2.3%
Travel & Leisure Co.	2.2%
Williams Cos., Inc.	2.2%
Arcosa, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000022327
Shareholder Report [Line Items]
Fund Name		Mid Cap Intrinsic Value Portfolio
Class Name		Class S
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.nb.com/amt. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.nb.com/amt
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$132	1.25%

Expenses Paid, Amount		$ 132
Expense Ratio, Percent		1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

In 2025, strong returns from companies benefiting from the AI investment wave were also accompanied by a significant recovery in several investments that until 2025 had been rather disappointing. The Fund posted a double-digit return, outperforming the Russell Midcap® Value Index (the Index). Mindful of past booms when large capital investment periods peaked, we harvested some of our gains from AI beneficiaries. The laggards in the Fund were an eclectic group of companies – perceived AI victims, those adversely impacted by the U.S. government shutdown and Ozempic (GLP-1) casualties.

Performance Attribution

Top Contributors

Top Detractors

  Overweight in the IT sector versus the Index

  Investments in Consumer Discretionary, Real Estate and Utilities

  Underweight in Financials versus the Index

  Investments in Industrials and IT

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class S $20,621	Russell 3000® Index $38,012	Russell Midcap® Value Index $25,421	Russell Midcap® Index $28,420
12/31/15	$10,000	$10,000	$10,000	$10,000
12/31/16	$11,598	$11,274	$12,000	$11,380
12/31/17	$13,494	$13,656	$13,601	$13,487
12/31/18	$11,406	$12,940	$11,930	$12,265
12/31/19	$13,280	$16,954	$15,158	$16,012
12/31/20	$12,904	$20,495	$15,910	$18,750
12/31/21	$17,100	$25,754	$20,419	$22,984
12/31/22	$15,398	$20,808	$17,962	$19,004
12/31/23	$17,044	$26,209	$20,246	$22,278
12/31/24	$18,521	$32,448	$22,892	$25,697
12/31/25	$20,621	$38,012	$25,421	$28,420

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class S	11.34%	9.83%	7.51%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Value Index	11.05%	9.83%	9.78%
Russell Midcap® Index	10.60%	8.67%	11.01%

No Deduction of Taxes [Text Block]		The graph and table do not reflect any fees and expenses charged by your insurance company under your variable annuity and variable life insurance contracts or by your qualified pension and other retirement plans whose proceeds are invested in the Fund. If such fees and expenses were reflected, returns would be less than those shown.
AssetsNet		$ 102,194,266
Holdings Count | Holding		77
Advisory Fees Paid, Amount		$ 621,860
InvestmentCompanyPortfolioTurnover		19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$102,194,266
Number of Portfolio Holdings	77
Portfolio Turnover Rate	19%
Total Investment Advisory Fees Paid	$621,860

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.2%
Industrials	20.4%
Consumer Discretionary	10.7%
Financials	9.0%
Utilities	7.2%
Health Care	6.3%
Energy	6.1%
Materials	4.8%
Real Estate	4.7%
Consumer Staples	2.6%
Communication Services	1.7%
Short-Term Investments	0.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Coherent Corp.	2.6%
CenterPoint Energy, Inc.	2.5%
Ciena Corp.	2.4%
AerCap Holdings NV	2.4%
Aptiv PLC	2.3%
Hewlett Packard Enterprise Co.	2.3%
L3Harris Technologies, Inc.	2.3%
Travel & Leisure Co.	2.2%
Williams Cos., Inc.	2.2%
Arcosa, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000022328
Shareholder Report [Line Items]
Fund Name		Quality Equity Portfolio
Class Name		Class I
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.nb.com/amt. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.nb.com/amt
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$93	0.87%

Expenses Paid, Amount		$ 93
Expense Ratio, Percent		0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Equity markets reached highs in 2025 despite tariffs, inflation, policy uncertainty, a U.S. government shutdown and fears of an AI bubble. The Communication Services and IT sectors were the clear leaders, benefiting from AI enthusiasm. Real Estate underperformed under pressure from high interest rates, and Consumer Staples lagged as high costs limited spending by lower socioeconomic status consumers. The Fund lagged the S&P 500® Index (the Index) as companies with the quality metrics we demand were outpaced by what we believe to be already expensive and potentially speculative IT names.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in and an overweight to Communication Services and Industrials versus the Index

  Stock selection in IT, including an underweight to certain Technology names

  Stock selection in and an overweight to Financials

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class I $33,757	S&P 500® Index $39,827
12/31/15	$10,000	$10,000
12/31/16	$10,986	$11,196
12/31/17	$13,011	$13,640
12/31/18	$12,266	$13,042
12/31/19	$15,441	$17,149
12/31/20	$18,461	$20,304
12/31/21	$22,795	$26,132
12/31/22	$18,589	$21,399
12/31/23	$23,589	$27,025
12/31/24	$29,686	$33,786
12/31/25	$33,757	$39,827

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class I	13.71%	12.83%	12.94%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect any fees and expenses charged by your insurance company under your variable annuity and variable life insurance contracts or by your qualified pension and other retirement plans whose proceeds are invested in the Fund. If such fees and expenses were reflected, returns would be less than those shown.
Material Change Date	Jan. 01, 2025
AssetsNet		$ 894,248,208
Holdings Count | Holding		41
Advisory Fees Paid, Amount		$ 4,471,192
InvestmentCompanyPortfolioTurnover		9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$894,248,208
Number of Portfolio Holdings	41
Portfolio Turnover Rate	9%
Total Investment Advisory Fees Paid	$4,471,192

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	28.1%
Financials	23.7%
Consumer Discretionary	14.0%
Communication Services	12.7%
Industrials	10.1%
Health Care	8.5%
Consumer Staples	1.2%
Energy	1.2%
Materials	0.4%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Alphabet, Inc. Class A	12.7%
Amazon.com, Inc.	10.0%
Microsoft Corp.	9.4%
Interactive Brokers Group, Inc. Class A	6.1%
Berkshire Hathaway, Inc. Class B	5.0%
Applied Materials, Inc.	3.9%
Mastercard, Inc. Class A	3.8%
Apple, Inc.	3.2%
Kyndryl Holdings, Inc.	3.2%
Cencora, Inc.	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.nb.com/amt or upon request at 800.877.9700 or fundinfo@nb.com.

Effective July 28, 2025, the Board of Trustees approved a change in Fund name from Sustainable Equity Portfolio to Quality Equity Portfolio.

In connection with the name change, the Fund made corresponding changes to its 80% investment policy and the Fund no longer has an 80% investment policy that requires the Fund to invest at least 80% of its net assets in equity securities selected in accordance with its prior name. However, at the effective date, the Fund's principal investment strategies were changed to state that the Fund invests predominantly in securities of companies selected in accordance with the Fund's Sustainable Investing Criteria and the Fund defined “predominantly” to mean at least 80% of the Fund's net assets at the time of initial purchase.

Material Fund Change Name [Text Block]		Effective July 28, 2025, the Board of Trustees approved a change in Fund name from Sustainable Equity Portfolio to Quality Equity Portfolio.
Material Fund Change Strategies [Text Block]

In connection with the name change, the Fund made corresponding changes to its 80% investment policy and the Fund no longer has an 80% investment policy that requires the Fund to invest at least 80% of its net assets in equity securities selected in accordance with its prior name. However, at the effective date, the Fund's principal investment strategies were changed to state that the Fund invests predominantly in securities of companies selected in accordance with the Fund's Sustainable Investing Criteria and the Fund defined “predominantly” to mean at least 80% of the Fund's net assets at the time of initial purchase.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.nb.com/amt or upon request at 800.877.9700 or fundinfo@nb.com.

C000035621
Shareholder Report [Line Items]
Fund Name		Quality Equity Portfolio
Class Name		Class S
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.nb.com/amt. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		www.nb.com/amt
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$120	1.12%

Expenses Paid, Amount		$ 120
Expense Ratio, Percent		1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Equity markets reached highs in 2025 despite tariffs, inflation, policy uncertainty, a U.S. government shutdown and fears of an AI bubble. The Communication Services and IT sectors were the clear leaders, benefiting from AI enthusiasm. Real Estate underperformed under pressure from high interest rates, and Consumer Staples lagged as high costs limited spending by lower socioeconomic status consumers. The Fund lagged the S&P 500® Index (the Index) as companies with the quality metrics we demand were outpaced by what we believe to be already expensive and potentially speculative IT names.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in and an overweight to Communication Services and Industrials versus the Index

  Stock selection in IT, including an underweight to certain Technology names

  Stock selection in and an overweight to Financials

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class S $32,933	S&P 500® Index $39,827
12/31/15	$10,000	$10,000
12/31/16	$10,964	$11,196
12/31/17	$12,949	$13,640
12/31/18	$12,181	$13,042
12/31/19	$15,296	$17,149
12/31/20	$18,245	$20,304
12/31/21	$22,471	$26,132
12/31/22	$18,279	$21,399
12/31/23	$23,135	$27,025
12/31/24	$29,040	$33,786
12/31/25	$32,933	$39,827

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class S	13.41%	12.54%	12.66%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]		The graph and table do not reflect any fees and expenses charged by your insurance company under your variable annuity and variable life insurance contracts or by your qualified pension and other retirement plans whose proceeds are invested in the Fund. If such fees and expenses were reflected, returns would be less than those shown.
Material Change Date	Jan. 01, 2025
AssetsNet		$ 894,248,208
Holdings Count | Holding		41
Advisory Fees Paid, Amount		$ 4,471,192
InvestmentCompanyPortfolioTurnover		9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$894,248,208
Number of Portfolio Holdings	41
Portfolio Turnover Rate	9%
Total Investment Advisory Fees Paid	$4,471,192

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	28.1%
Financials	23.7%
Consumer Discretionary	14.0%
Communication Services	12.7%
Industrials	10.1%
Health Care	8.5%
Consumer Staples	1.2%
Energy	1.2%
Materials	0.4%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Alphabet, Inc. Class A	12.7%
Amazon.com, Inc.	10.0%
Microsoft Corp.	9.4%
Interactive Brokers Group, Inc. Class A	6.1%
Berkshire Hathaway, Inc. Class B	5.0%
Applied Materials, Inc.	3.9%
Mastercard, Inc. Class A	3.8%
Apple, Inc.	3.2%
Kyndryl Holdings, Inc.	3.2%
Cencora, Inc.	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.nb.com/amt or upon request at 800.877.9700 or fundinfo@nb.com.

Effective July 28, 2025, the Board of Trustees approved a change in Fund name from Sustainable Equity Portfolio to Quality Equity Portfolio.

In connection with the name change, the Fund made corresponding changes to its 80% investment policy and the Fund no longer has an 80% investment policy that requires the Fund to invest at least 80% of its net assets in equity securities selected in accordance with its prior name. However, at the effective date, the Fund's principal investment strategies were changed to state that the Fund invests predominantly in securities of companies selected in accordance with the Fund's Sustainable Investing Criteria and the Fund defined “predominantly” to mean at least 80% of the Fund's net assets at the time of initial purchase.

Material Fund Change Name [Text Block]		Effective July 28, 2025, the Board of Trustees approved a change in Fund name from Sustainable Equity Portfolio to Quality Equity Portfolio.
Material Fund Change Strategies [Text Block]

In connection with the name change, the Fund made corresponding changes to its 80% investment policy and the Fund no longer has an 80% investment policy that requires the Fund to invest at least 80% of its net assets in equity securities selected in accordance with its prior name. However, at the effective date, the Fund's principal investment strategies were changed to state that the Fund invests predominantly in securities of companies selected in accordance with the Fund's Sustainable Investing Criteria and the Fund defined “predominantly” to mean at least 80% of the Fund's net assets at the time of initial purchase.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.nb.com/amt or upon request at 800.877.9700 or fundinfo@nb.com.